FAIR VALUE MEASUREMENTS (Details - liabilities measures at fair value)	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	$ 0
Additional warrant and derivative liability	1,056,810
Change in fair value	(646,319)
Balance – December 31, 2023	410,491
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	736,249
Change in fair value	(447,084)
Balance – December 31, 2023	289,165
Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1, 2023	0
Additional warrant and derivative liability	320,561
Change in fair value	(199,235)
Balance – December 31, 2023	$ 121,326